Equity (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Balance at beginning of period	R$ 30,677	R$ 14,714
Additions	151,656	51,216
Tax withholding income	(943)	(641)
Payments	(131,390)	(34,612)
Capitalization	(50,000)
Balance at end of period	0	30,677
Dividends
Disclosure of financial liabilities [line items]
Balance at beginning of period	30,677	14,714
Additions	145,368	46,940
Tax withholding income	0	0
Payments	(126,045)	(30,977)
Capitalization	(50,000)
Balance at end of period	0	30,677
Interest on shareholders' equity
Disclosure of financial liabilities [line items]
Balance at beginning of period	0	0
Additions	6,288	4,276
Tax withholding income	(943)	(641)
Payments	(5,345)	(3,635)
Capitalization	0
Balance at end of period	R$ 0	R$ 0